Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (6,072,934)	$ (5,563,847)	$ (7,937,011)	$ (8,154,113)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	452,005	100,805	249,592	10,182
Accretion of debt issuance costs				2,055,627
Fair value adjustments on convertible notes payable				1,866,922
Stock-based compensation expense	755,594	514,313	748,823	248,592
Fair value of warrants issued
Gain on extinguishment of debt				(212,258)
Changes in operating assets and liabilities:
Accounts and other receivables	(515,494)	71,840	311,366	(8,959)
Inventory	(6,879)	(4,368)	(12,944)	(5,540)
Prepaid expenses and other assets	(122,626)	152,768	214,402	(492,753)
Accounts payable	178,148	406,836	(14,501)	114,635
Accrued expenses	(245,559)	(144,013)	362,012	66,335
Unearned revenue	(8,654)	38,250	33,058
Accrued interest				440,485
Operating lease right-of-use asset	(1,235)	5,913	7,397
Net cash used in operating activities	(5,587,634)	(4,421,503)	(6,037,806)	(4,070,845)
Cash flows from investing activities
Purchase of property and equipment	(79,082)	(36,344)	(22,902)	(219,987)
Acquisition, net of cash acquired		(2,186,497)	(2,186,497)
Net cash used in investing activities	(79,082)	(2,222,841)	(2,209,399)	(219,987)
Cash flows from financing activities
Proceeds from issuance of common stock from the initial public offering, net of underwriting discounts, commissions and offering expenses of approximately $1.8 million	2,164,833			6,027,414
Exercise of stock options	74,899			74,900
Exercise of warrants	1,343,377			7,713,310
Payment on loans payable		(251,746)		(269,983)
Proceeds from loan payable	288,760		(251,746)	555,148
Proceeds from issuance of convertible notes payable				724,000
Repayment of convertible loan payable				(425,000)
Return of capital from stock split				(185)
Payment of debt issuance costs				(55,651)
Principle repayments on finance leases	(270,143)	(8,433)	(93,238)
Net cash provided (used) by financing activities	3,601,726	(260,179)	(344,984)	14,343,953
Net increase (decrease) in cash and cash equivalents	(2,064,990)	(6,904,523)	(8,592,189)	10,053,121
Cash and cash equivalents at beginning of year	2,821,570	11,413,759	11,413,759	1,360,638
Cash and cash equivalents at end of year	756,580	4,509,236	2,821,570	11,413,759
Supplemental disclosures of cash flow information:
Interest paid	13,541	11,801	37,125	2,459
Income taxes paid in cash	$ 11,650	$ 18,700	20,993	30,637
Noncash investing activities:
Stock issuance in connection with the acquisition			1,000,000
Noncash financing activities:
Conversion of convertible preferred stock into common stock				4,044,318
Conversion of convertible notes payable into common stock				16,065,332
Fair value of warrants issued to placement agents				352,250
Beneficial conversion feature for bridge notes				$ 462,344